Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total revenue		$ 861
NIS [Member]
Statement Line Items [Line Items]
Total revenue		2,984	$ 175
Sales of printers (*) [Member]
Statement Line Items [Line Items]
Total revenue
Printers rentals [Member] | NIS [Member]
Statement Line Items [Line Items]
Total revenue		1,326	120
Consumables [Member] | NIS [Member]
Statement Line Items [Line Items]
Total revenue		663	$ 55
Sales of printers (*) [Member] | NIS [Member]
Statement Line Items [Line Items]
Total revenue	[1]	$ 995

[1]	The Company's identified performance obligations includes: Printer, maintenance, training and installation. The Company allocates the revenues to the identified performance obligations based on the relative estimated standalone selling price of such goods and services. Revenues allocated to the printers and ink are recognized when the control is passed at a point in time. Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized during the time of performance.